Mortgage Servicing Rights, Net (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated future amortization expense for mortgage servicing rights
2013	$ 396
2014	379
2015	351
2016	287
2017	183
Thereafter	136
Total	$ 1,732